Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document And Entity Information Abstract
Entity Registrant Name	SILVERBOX ENGAGED MERGER CORP I
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001836707
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false